Net Loss per Share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2026 and 2025:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	(U.S. $ in thousands, except per share amounts)		(U.S. $ in thousands, except per share amounts)
Numerator:
Net loss for basic and diluted net loss per share	$(10,210)	$(55,634)	$(50,900)	$(85,433)
Denominator:
Weighted average shares, net of treasury shares - for basic and diluted net loss per share	87,732	85,151	87,063	80,230

Net loss per share
Basic and diluted	$(0.12)	$(0.65)	$(0.58)	$(1.06)